SHARE- BASED COMPENSATION (Schedule of Restricted Stock Units activity) (Details)		12 Months Ended
	Jan. 04, 2021 USD ($) Shares	Dec. 31, 2022 USD ($) Shares	Dec. 31, 2021 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Vested	(883,534)
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Outstanding	0	247,775	0
Number of RSUs, Granted		58,200	270,900
Number of RSUs, Vested		(56,140)	(4,125)
Number of RSUs, Forfeited		(53,255)	(19,000)
Number of RSUs, Outstanding		196,580	247,775
Weighted average grant date fair value Outstanding | $	$ 0	$ 2.28	$ 0
Weighted average grant date fair value Granted | $		1.23	2.3
Weighted average grant date fair value Vested | $		3.06	2.42
Weighted average grant date fair value Forfeited | $		2.54	2.42
Weighted average grant date fair value Outstanding | $		$ 2.55	$ 2.28